SUMMARY OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2022	Mar. 03, 2022	Dec. 31, 2021
Trade Payables And Accrued Liabilities
Amounts due to related parties (note 12)	$ 43,235	$ 2,067,180	$ 225,904
Trade payables	3,660,519		218,456
Accrued liabilities	321,962		136,126
Trade payables and accrued liabilities	$ 4,025,716		$ 580,486